Cover	12 Months Ended
Nov. 30, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Nov. 30, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--11-30
Entity File Number	0-19884
Entity Registrant Name	LIQUID MEDIA GROUP LTD.
Entity Central Index Key	0000884247
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	67 East 5th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5T 1G7
Title of a 12(b) registered security.	Common Shares, without Par Value
Trading Symbol	YVR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,822,689
ICFR Auditor Attestation Flag	false
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	731
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	67 East 5th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5T 1G7
City Area Code	416
Local Phone Number	350.5009
Contact Personnel Name	Ronald Thomson
Contact Personnel Email Address	rthomson@liquidmediagroup.co